State Street SPDR SP 500 Fossil Fuel Reserves Free ETF Investment Strategy - State Street SPDR SP 500 Fossil Fuel Reserves Free ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the S&P 500 Fossil Fuel Reserves Free Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non-diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities comprising the index it seeks to track. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days' notice. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies). The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.The Index is designed to measure the performance of companies in the S&P 500 Index that are “fossil fuel reserves free,” as determined by S&P Trucost Limited through its review of publicly available information, such as annual reports and other company publications. For purposes of the composition of the Index, fossil fuel reserves are defined as proved and probable (i) thermal coal reserves, (ii) other non-metallurgical coal reserves (e.g., coal for chemical biproducts, coal briquettes, residential use, liquid fuel, cement production, paper manufacturing, pharmaceutical, alumina refineries, ferrochrome, anthracite) (iii) conventional or unconventional oil reserves (e.g., natural gas liquids, oil sands, condensates and liquid petroleum gas), (iv) natural gas reserves, (v) shale gas reserves, and (vi) oil and gas reserves that have not been disclosed transparently as specific types of oil or gas, or are disclosed as one aggregate quantity of oil and gas reserves combined.The Index is a subset of the S&P 500 Index (the “Underlying Index”), which serves as the initial universe of eligible securities for the Index. The Underlying Index focuses on the large capitalization U.S. equity market, including common stock and real estate investment trusts (“REITs”). The selection universe for the S&P 500 Index includes all U.S. common equities listed on the NYSE, NYSE Arca, NYSE American, NASDAQ Global Select Market, NASDAQ Global Market, NASDAQ Capital Market, Cboe BZX, Cboe BYX, Cboe EDGA, or Cboe EDGX with unadjusted market capitalizations of at least $22.7 billion and float-adjusted market capitalizations of at least $11.35 billion at the time of inclusion. The minimum required capitalization may be revised by the Index Provider (as defined below) at any time. In constructing the Index, the initial universe is screened in an effort to exclude companies with any ownership of proved or probable fossil fuel reserves, including for third-party and in-house power generation.The Index is weighted by float-adjusted market capitalization. The Index is rebalanced quarterly after the close of business on the third Friday of March, June, September, and December. The rebalancing reference dates are after the close of the third Friday of February, May, August, and November, respectively. New additions to the Underlying Index are reviewed for inclusion in the Index each quarter, provided they have been added to the Underlying Index by the Index rebalancing reference dates. Fossil fuel reserve ownership information is updated as part of each quarterly rebalancing. As of August 31, 2026, a significant portion of the Fund comprised companies in the financial and industrial sectors, although this may change from time to time. As of July 31, 2026, the Index comprised 488 stocks.The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.